Common shares (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Share capital

	December 31, 2013		December 31, 2012
All shares are common shares of $5.00 par value each	Shares	US$ millions	Shares	US$ millions
Authorized share capital	400,000,000	2,000.0	400,000,000	2,000.0

Issued and fully paid share capital	230,003,000	1,150.0	230,003,000	1,150.0
Treasury shares held by Company	(2,373,863)	(11.9)	(2,373,863)	(11.9)

Outstanding shares in issue	227,629,137	1,138.1	227,629,137	1,138.1